11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	$ 145	$ 146
Provisions, current	20	23
Provisions for contingencies
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	123	125
Provisions, current	16	17
Asset retirement obligation and dismantling of wind turbines
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	20	20
Provisions, current	2	2
Environmental remediation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	1	1
Provisions, current	2	4
Other provisions
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	1	0
Provisions, current	$ 0	$ 0